Investment properties - Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Investment properties
Investment properties at beginning of period	£ 14,646	£ 13,422
Additions: resulting from property acquisitions	2,009	1,338
Additions: resulting from expenditure capitalised	39	189
Disposals	(591)	(632)
Net gain from fair value adjustments	415	273
Net foreign exchange differences	(21)	97
Transfers to held for sale assets		(41)
Investment properties at end of period	£ 16,497	£ 14,646